UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	November 15, 2011
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		12
Form 13F Information Table Value Total:		$59,781

List of Other Included Managers:			NONE



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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
ARM HLDGS PLC                    COMMON         042068106     1530    60000SH   SOLE              60000
AUTOMATIC DATA PROCESSING IN     COMMON         053015103     2357    50000SH   SOLE              50000
AUTONATION INC                   COMMON         05329W102     1639    50000SH   SOLE              50000
CARMAX INC                       COMMON         143130102     1908    80000SH   SOLE              80000
DOLLAR GEN CORP                  COMMON         256677105     3021    80000SH   SOLE              80000
DOLLAR TREE INC                  COMMON         256746108     3381    45000SH   SOLE              45000
FAMILY DLR STORES INC            COMMON         307000109     1526    30000SH   SOLE              30000
GENERAL DYNAMICS CORP            COMMON         369550108     1707    30000SH   SOLE              30000
LENNAR CORP                      CL A COMMON    526057104      677    50000SH   SOLE              50000
MASTERCARD INC                   CL A COMMON    57636Q104     1903     6000SH   SOLE               6000
SPDR S & P 500 ETF TR            TR UNIT        78462F103    38471   340000SH   SOLE              340000
UDR INC                          COMMON         902653104     1661    75000SH   SOLE              75000